Current and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Current and Deferred Taxes Tables [Abstract]
Schedule of current taxes
	As of December 31,
	2021	2020
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)	(121,534)	-
Current tax liabilities	-	12,977

Total tax payable (recoverable)	(121,534)	12,977

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	4,434	174,205
Minus:
Provisional monthly payments	(138,515)	(157.648)
Credit for training expenses	(2,110)	(2.137)
Grant credits	-	(1.360)
Other	(14,657)	(83)
Total tax payable (recoverable)	(121,534)	12,977

Schedule of effect on income tax expense
	As of December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Income tax expense
Current tax	4,434	174,205	153,424
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	226,810	(28,465)	37,432
Valuation provision	-	-	-
Subtotals	231,244	145,740	190,856
Tax for rejected expenses (Article No21)	210	1,354	927
Other	(9,790)	(4,561)	(16,709)
Net charges for income tax expense	221,664	142,533	175,074

Schedule of effective tax rate reconciliation
	For the year ended,
	2021		2020		2019
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	27.00	290,005	27.00	187,721	27.00	214,566
Price level restatement for tax purposes (1)	(7.56)	(81,235)	(6.15)	(42,730)	(6.33)	(50,297)
Single penalty tax (rejected expenses)	(0.01)	210	0.19	1,354	0.12	927
Other	0.00	12,684	(0.55)	(3,812)	1.24	9,878
Effective tax rates and expenses for income tax	19.43	221,664	20.50	142,533	22.03	175,074

Schedule of effect of deferred taxes on comprehensive income
	As of December 31,
	2021	2020
	MCh$	MCh$
Deferred tax assets
Debt instruments at FVOCI	33,489	14,907
Cash flow hedges	100,867	36,927
Total deferred tax assets recognized through other comprehensive income	134,356	51,834

Deferred tax liabilities
Debt instruments at FVOCI	(1,839)	(42,371)
Cash flow hedges	-	-
Total deferred tax liabilities recognized through other comprehensive income	(398)	(42,371)

Net deferred tax balances in equity	132,517	9,463

Deferred taxes in equity attributable to shareholders of the Bank	132,724	9,776
Deferred tax in equity attributable to non-controlling interests	(207)	(313)

Schedule of effect of deferred taxes on income
	As of December 31,
	2021	2020
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	9,815	8,166
Extraordinary charge-offs	12,687	17,705
Assets received in lieu of payment	2,843	1,425
Exchange rate adjustments	16,611	89
Property, plant and equipment valuation	1,545	-
Allowance for loan losses	329,028	238,670
Provision for expenses	83,174	101,321
Leased assets	107,564	89,458
Subsidiaries tax losses	12,757	7,394
Right of use assets	516	428
Total deferred tax assets	576,540	464,656
Deferred tax liabilities
Valuation of investments	(151,062)	(19,967)
Fixed assets valuation	(2,001)	(7,394)
Prepaid expenses	(18,895)	(16,691)
Valuation provision	(8,228)	(5,775)
Derivatives	(245,517)	(37,265)
Exchange rate adjustments	-	-
Other	(113)	(30)
Total deferred tax liabilities	(425,816)	(87,122)

Schedule of deferred tax assets and liabilities
	As of December 31,
	2021	2020
	MCh$	MCh$
Deferred tax assets
Recognized through other comprehensive income	134,356	51,834
Recognized through profit or loss	576,540	464,656
Total deferred tax assets	710,896	516,490

Deferred tax liabilities
Recognized through other comprehensive income	(1,839)	(42,371)
Recognized through profit or loss	(425,816)	(87,122)
Total deferred tax liabilities	(427,655)	(129,493)